Investment in Securities (Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Total other-than-temporary impairment losses	¥ 1,246	¥ 6,608	¥ 4,517
Portion of loss recognized in other comprehensive income (before taxes)	0	0	(2)
Net impairment losses recognized in earnings	¥ 1,246	¥ 6,608	¥ 4,515